Investments in Associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Daegu Green Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities				Power generation
Location				KOREA
Percentage of ownership				29.00%
Book value [Abstract]
Beginning balance				₩ 80,267
Acquisition				3,347
Disposal				(34,422)
Share of income (loss)				(1,814)
Other comprehensive income (loss)				148
Others (book value)				₩ (47,526)
Korea Gas Corporation [Member]
Disclosure of associates [Line Items]
Key operation activities	[1]	Importing and wholesaling LNG		Importing and wholesaling LNG
Location	[1]	KOREA		KOREA
Percentage of ownership	[1]	20.47%		20.47%
Acquisition cost	[1]	₩ 94,500		₩ 94,500
Book value [Abstract]
Beginning balance		1,933,877	[1]	2,102,813
Dividends received				(3,213)
Share of income (loss)		(242,232)		(146,308)
Other comprehensive income (loss)		(72,648)		(14,551)
Others (book value)		(129)		(4,864)
Ending balance	[1]	1,618,868		1,933,877
The fair value of associates		804,195		915,705
Share in net assets		1,755,887		2,024,665
Total assets		37,139,439		39,927,836
Total liabilities		28,999,025		30,541,350
Net assets		8,140,414		9,386,486
Others (consolidated FS)		(137,019)		(90,788)
Sales of Associates		22,172,305		21,108,116
Profit (loss) for the period of Associates		₩ (1,205,110)		₩ (673,558)
Korea Electric Power Industrial Development Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
Book value [Abstract]
Beginning balance		20,475		18,994
Dividends received		(2,061)		(1,598)
Share of income (loss)		3,428		4,491
Other comprehensive income (loss)		102
Others (book value)		(106)		(1,412)
Ending balance		21,838		20,475
The fair value of associates		38,667		45,474
Share in net assets		21,838		20,475
Total assets		155,033		144,346
Total liabilities		79,730		73,742
Net assets		75,303		70,604
Sales of Associates		334,547		304,067
Profit (loss) for the period of Associates		₩ 16,126		₩ 17,187
YTN Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Broadcasting		Broadcasting
Location		KOREA		KOREA
Percentage of ownership		21.43%		21.43%
Acquisition cost		₩ 59,000		₩ 59,000
Book value [Abstract]
Beginning balance		38,156		38,365
Dividends received		(135)
Share of income (loss)		1,095		(227)
Other comprehensive income (loss)		929		32
Others (book value)		561		(14)
Ending balance		40,606		38,156
The fair value of associates		18,855		22,320
Share in net assets		40,624		38,191
Total assets		298,122		304,536
Total liabilities		108,554		126,324
Net assets		189,568		178,212
Intercompany transaction		(18)		(30)
Others (consolidated FS)				(5)
Sales of Associates		131,080		130,690
Profit (loss) for the period of Associates		₩ 3,638		₩ 2,051
Cheongna Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location		KOREA		KOREA
Percentage of ownership		43.90%		43.90%
Acquisition cost		₩ 48,353		₩ 48,353
Book value [Abstract]
Beginning balance		12,373		19,490
Share of income (loss)		(4,036)		(7,117)
Ending balance		8,337		12,373
Share in net assets		5,893		9,933
Total assets		461,958		469,843
Total liabilities		448,535		447,216
Net assets		13,423		22,627
Investment differential		2,584		2,584
Intercompany transaction		(140)		(144)
Sales of Associates		56,533		46,484
Profit (loss) for the period of Associates		₩ (9,203)		₩ (16,127)
Gangwon Wind Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	KOREA		KOREA
Percentage of ownership	[2]	15.00%		15.00%
Acquisition cost	[2]	₩ 5,725		₩ 5,725
Book value [Abstract]
Beginning balance		13,069	[2]	12,890
Dividends received		(852)		(1,136)
Share of income (loss)		1,638		1,270
Other comprehensive income (loss)				45
Ending balance	[2]	13,855		13,069
Share in net assets		13,806		13,020
Total assets		94,281		102,550
Total liabilities		2,243		15,753
Net assets		92,038		86,797
Others (consolidated FS)		49		49
Sales of Associates		25,963		22,774
Profit (loss) for the period of Associates		₩ 11,121		₩ 8,133
Hyundai Green Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value [Abstract]
Beginning balance		115,998		113,664
Dividends received		(8,889)		(8,888)
Share of income (loss)		7,697		11,222
Ending balance		114,806		115,998
Share in net assets		114,806		115,998
Total assets		1,150,729		1,151,975
Total liabilities		754,846		751,981
Net assets		395,883		399,994
Sales of Associates		477,373		469,547
Profit (loss) for the period of Associates		₩ 26,543		₩ 38,743
Shareholders’ agreements that may cause future economic resource or cash outflows		As of December 31, 2017, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of ￦919.2 billion with Korea Development Bank and others. At a certain period in the future, the Company has an appraisal right against the financial investors (Korea Development Bank and others) and also has an obligation to sell its shares when claimed by the financial investors. At a certain period in the future, the Company has an appraisal right against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Company”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares when claimed by Hyundai Steel Company.
Korea Power Exchange [Member]
Disclosure of associates [Line Items]
Key operation activities		Management of power market and others	[3]	Management of power market and others	[4]
Location		KOREA	[3]	KOREA	[4]
Percentage of ownership		100.00%	[3]	100.00%	[4]
Acquisition cost		₩ 127,839	[3]	₩ 127,839	[4]
Book value [Abstract]
Beginning balance		223,238	[4]	208,735
Share of income (loss)		8,831		15,847
Others (book value)		5,562		(1,344)
Ending balance		237,631	[3]	223,238	[4]
Share in net assets		237,631		223,238
Total assets		263,499		255,533
Total liabilities		25,868		32,295
Net assets		237,631		223,238
Sales of Associates		105,107		101,222
Profit (loss) for the period of Associates		₩ 8,831		₩ 15,087
AMEC Partners Korea Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[5]	Resources development		Resources development
Location	[5]	KOREA		KOREA
Percentage of ownership	[5]	19.00%		19.00%
Acquisition cost	[5]	₩ 707		₩ 707
Book value [Abstract]
Beginning balance		225	[5]	230
Share of income (loss)		(10)		(5)
Ending balance	[5]	215		225
Share in net assets		215		225
Total assets		1,135		1,216
Total liabilities		4		32
Net assets		1,131		1,184
Sales of Associates		1		103
Profit (loss) for the period of Associates		₩ (53)		₩ (25)
Hyundai Energy [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation	[6]	Power generation	[7]
Location		KOREA	[6]	KOREA	[7]
Percentage of ownership		30.66%	[6]	30.66%	[7]
Acquisition cost		₩ 71,070	[6]	₩ 71,070	[7]
Book value [Abstract]
Beginning balance		1,031	[7]	6,990
Share of income (loss)		(3,498)		(21,163)
Others (book value)		2,467		15,204
Ending balance	[7]			1,031
Share in net assets		(16,921)		3,136
Total assets		474,939		505,979
Total liabilities		511,486		499,205
Net assets		(36,547)		6,774
Intercompany transaction		(1,037)		(1,079)
Others (consolidated FS)		17,958		(1,026)
Sales of Associates		92,992		61,813
Profit (loss) for the period of Associates		₩ (43,317)		₩ (45,800)
Shareholders’ agreements that may cause future economic resource or cash outflows		The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation (“NACF”) and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.
Ecollite Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Artificial light-weight aggregate		Artificial light-weight aggregate
Location		KOREA		KOREA
Percentage of ownership		36.10%		36.10%
Acquisition cost		₩ 1,516		₩ 1,516
Book value [Abstract]
Share in net assets		614		657
Total assets		2,052		2,157
Total liabilities		352		336
Net assets		1,700		1,821
Others (consolidated FS)		(614)		(657)
Profit (loss) for the period of Associates		₩ (121)		₩ (105)
Taebaek Wind Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 3,810		₩ 3,810
Book value [Abstract]
Beginning balance		4,750		4,956
Share of income (loss)		569		(206)
Ending balance		5,319		4,750
Share in net assets		5,319		4,750
Total assets		39,227		43,162
Total liabilities		17,953		24,162
Net assets		21,274		19,000
Sales of Associates		7,056		5,741
Profit (loss) for the period of Associates		₩ 2,312		₩ (2,796)
Shareholders’ agreements that may cause future economic resource or cash outflows		In case non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement.
Taeback Guinemi Wind Power Co., Ltd. (formerly, Muju Wind Power Co., Ltd.) [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 3,420		₩ 3,420
Book value [Abstract]
Beginning balance		3,131		2,587
Acquisition				570
Share of income (loss)		(42)		(26)
Ending balance		3,089		3,131
Share in net assets		3,089		3,131
Total assets		12,369		12,523
Total liabilities		12		1
Net assets		12,357		12,522
Profit (loss) for the period of Associates		₩ (140)		₩ (106)
Pyeongchang Wind Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 3,875		₩ 3,875
Book value [Abstract]
Beginning balance		3,383		3,402
Share of income (loss)		753		(19)
Ending balance		4,136		3,383
Share in net assets		4,136		3,383
Total assets		77,152		75,440
Total liabilities		60,606		61,909
Net assets		16,546		13,531
Sales of Associates		11,907		3,997
Profit (loss) for the period of Associates		₩ 3,038		₩ (45)
Shareholders’ agreements that may cause future economic resource or cash outflows		In case non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Daeryun Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[5],[8]	Power generation		Power generation
Location	[5],[8]	KOREA		KOREA
Percentage of ownership	[5],[8]	13.13%		13.13%
Acquisition cost	[5],[8]	₩ 25,477		₩ 25,477
Book value [Abstract]
Beginning balance		29,873	[5],[8]	36,156
Share of income (loss)		(4,762)		(6,282)
Other comprehensive income (loss)				(1)
Others (book value)		2
Ending balance	[5],[8]	25,113		29,873
Share in net assets		24,095		28,855
Total assets		779,258		793,283
Total liabilities		655,377		644,930
Net assets		123,881		148,353
Investment differential		1,014		1,014
Others (consolidated FS)		4		4
Sales of Associates		156,508		249,558
Profit (loss) for the period of Associates		₩ (23,978)		(32,291)
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
JinanJangsu Wind Power Co., Ltd. [Member]
Book value [Abstract]
Beginning balance				77
Disposal				64
Share of income (loss)				₩ (13)
Changjuk Wind Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 3,801		₩ 3,801
Book value [Abstract]
Beginning balance		6,930		6,143
Dividends received		(111)		(190)
Share of income (loss)		696		977
Ending balance		7,515		6,930
Share in net assets		7,515		6,815
Total assets		35,794		37,878
Total liabilities		10,745		15,162
Net assets		25,049		22,716
Others (consolidated FS)				115
Sales of Associates		6,981		5,782
Profit (loss) for the period of Associates		₩ 2,317		₩ 1,739
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
KNH Solar Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value [Abstract]
Beginning balance		2,073		1,924
Share of income (loss)		145		144
Other comprehensive income (loss)				5
Ending balance		2,218		2,073
Share in net assets		2,218		2,073
Total assets		24,432		25,878
Total liabilities		16,215		18,199
Net assets		8,217		7,679
Sales of Associates		3,947		4,006
Profit (loss) for the period of Associates		₩ 628		₩ 638
Significant restrictions on its abilities		Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions.
SPC Power Corporation [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		38.00%		38.00%
Acquisition cost		₩ 20,635		₩ 20,635
Book value [Abstract]
Beginning balance		56,818		58,033
Dividends received		(5,562)		(7,151)
Share of income (loss)		4,310		6,416
Other comprehensive income (loss)		(3,276)		(477)
Others (book value)		(7)		(3)
Ending balance		52,283		56,818
The fair value of associates		72,616		70,253
Share in net assets		52,283		56,818
Total assets		137,586		191,562
Total liabilities				42,042
Net assets		137,586		149,520
Sales of Associates		68,149		73,674
Profit (loss) for the period of Associates		₩ 37,395		₩ 42,617
Gemeng International Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 413,153		₩ 413,153
Book value [Abstract]
Beginning balance		680,065		728,396
Dividends received		(13,365)		(16,476)
Share of income (loss)		6,953		26,714
Other comprehensive income (loss)		(23,680)		(58,493)
Others (book value)				(76)
Ending balance		649,973		680,065
Share in net assets		649,973		680,331
Total assets		6,496,294		5,822,879
Total liabilities		4,584,608		3,821,905
Net assets		1,911,686		2,000,974
Others (consolidated FS)				(266)
Sales of Associates		1,334,833		1,233,972
Profit (loss) for the period of Associates		₩ 21,769		₩ 66,370
Shareholders’ agreements that may cause future economic resource or cash outflows		Gemeng International Energy Co., Ltd., issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.
PT. Cirebon Electric Power [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value [Abstract]
Beginning balance		96,658		60,574
Dividends received		(550)		(1,242)
Share of income (loss)		10,685		31,511
Other comprehensive income (loss)		2,232		2,568
Others (book value)		(11,615)		3,247
Ending balance		97,410		96,658
Share in net assets		97,410		96,658
Total assets		903,429		988,975
Total liabilities		549,212		637,491
Net assets		354,217		351,484
Sales of Associates		280,452		265,813
Profit (loss) for the period of Associates		₩ 38,448		₩ 114,653
KNOC Nigerian East Oil [Member]
Disclosure of associates [Line Items]
Key operation activities	[9]	Resources development		Resources development
Location	[9]	NIGERIA		NIGERIA
Percentage of ownership	[9]	14.63%		14.63%
Acquisition cost	[9]	₩ 12		₩ 12
Book value [Abstract]
Share of income (loss)		(1,914)		(1,346)
Other comprehensive income (loss)		1,536		(398)
Others (book value)		378		1,744
Share in net assets		(12,850)		(12,472)
Total assets		241,808		272,964
Total liabilities		329,639		358,211
Net assets		(87,831)		(85,247)
Others (consolidated FS)		12,850		12,472
Profit (loss) for the period of Associates		₩ (10,754)		₩ (7,051)
KNOC Nigerian West Oil [Member]
Disclosure of associates [Line Items]
Key operation activities	[9]	Resources development		Resources development
Location	[9]	NIGERIA		NIGERIA
Percentage of ownership	[9]	14.63%		14.63%
Acquisition cost	[9]	₩ 12		₩ 12
Book value [Abstract]
Share of income (loss)		(1,712)		(973)
Other comprehensive income (loss)		1,407		(356)
Others (book value)		305		1,329
Share in net assets		(11,763)		(11,458)
Total assets		147,185		165,396
Total liabilities		227,588		243,713
Net assets		(80,403)		(78,317)
Others (consolidated FS)		11,763		11,458
Profit (loss) for the period of Associates		₩ (9,768)		(6,562)
Dolphin Property Limited [Member]
Book value [Abstract]
Beginning balance				61
Dividends received				(35)
Other comprehensive income (loss)				(69)
Others (book value)				₩ 43
PT Wampu Electric Power [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value [Abstract]
Beginning balance		23,188		18,963
Share of income (loss)		9,336		3,493
Other comprehensive income (loss)				(3)
Others (book value)		(3,121)		735
Ending balance		29,403		23,188
Share in net assets		29,403		23,188
Total assets		212,095		222,004
Total liabilities		148,177		171,595
Net assets		63,918		50,409
Sales of Associates		779		19,260
Profit (loss) for the period of Associates		₩ 8,114		₩ 7,550
PT. Bayan Resources TBK [Member]
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		INDONESIA		INDONESIA
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
Book value [Abstract]
Beginning balance		402,667		525,066
Share of income (loss)		34,122		(23,257)
Other comprehensive income (loss)		14,982		208
Others (book value)		60		(99,350)
Ending balance		451,831		402,667
The fair value of associates		558,267		359,200
Share in net assets		70,245		19,895
Total assets		908,106		945,436
Total liabilities		556,881		845,963
Net assets		351,225		99,473
Investment differential		482,109		482,109
Others (consolidated FS)		(100,523)		(99,337)
Sales of Associates		811,515		593,441
Profit (loss) for the period of Associates		₩ 243,621		₩ 402
S-Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value [Abstract]
Beginning balance		123,912		130,908
Share of income (loss)		(6,982)		(7,006)
Others (book value)		15		10
Ending balance		116,945		123,912
Share in net assets		118,780		125,856
Total assets		859,633		886,841
Total liabilities		617,224		629,992
Net assets		242,409		256,849
Intercompany transaction		(1,835)		(1,944)
Sales of Associates		489,042		453,606
Profit (loss) for the period of Associates		₩ (14,470)		₩ (14,885)
Pioneer Gas Power Limited [Member]
Disclosure of associates [Line Items]
Key operation activities	[10]	Power generation		Power generation
Location	[10]	INDIA		INDIA
Percentage of ownership	[10]	38.50%		40.00%
Acquisition cost	[10]	₩ 49,831		₩ 49,831
Book value [Abstract]
Beginning balance		50,740	[10]	51,187
Share of income (loss)		(11,119)		(698)
Other comprehensive income (loss)		(1,238)		251
Others (book value)		276
Ending balance	[10]	38,659		50,740
Share in net assets		16,314		27,525
Total assets		339,271		345,791
Total liabilities		296,898		276,978
Net assets		42,373		68,813
Investment differential		22,278		23,147
Others (consolidated FS)		67		68
Sales of Associates		8,215		14,353
Profit (loss) for the period of Associates		₩ (27,796)		₩ 396
Eurasia Energy Holdings [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation and resources development		Power generation and resources development
Location		RUSSIA		RUSSIA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 461		₩ 461
Book value [Abstract]
Share in net assets		(172)		(194)
Total assets		548		618
Total liabilities		978		1,103
Net assets		(430)		(485)
Others (consolidated FS)		172		194
Unrecognized equity interest		(22)		6
Accumulated unrecognized equity interest		₩ 172		₩ 194
Xe-Pian Xe-Namnoy Power [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		LAOS		LAOS
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 71,481		₩ 49,119
Book value [Abstract]
Beginning balance		51,544		31,863
Acquisition		22,362		16,402
Share of income (loss)		(4,264)		1,576
Other comprehensive income (loss)		(7,863)		1,703
Ending balance		61,779		51,544
Share in net assets		62,832		57,307
Total assets		858,789		772,699
Total liabilities		607,462		543,472
Net assets		251,327		229,227
Investment differential		74		(4,802)
Intercompany transaction		(838)		(672)
Others (consolidated FS)		(289)		(289)
Profit (loss) for the period of Associates		₩ (16,677)		6,458
Busan Solar [Member]
Book value [Abstract]
Beginning balance				925
Disposal				887
Share of income (loss)				₩ (38)
Hadong Mineral Fiber Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Recycling fly ashes	[5]	Recycling fly ashes	[11]
Location		KOREA	[5]	KOREA	[11]
Percentage of ownership		8.33%	[5]	8.33%	[11]
Acquisition cost		₩ 50	[5]	₩ 50	[11]
Book value [Abstract]
Share of income (loss)		(31)
Others (book value)		31
Share in net assets		(2)		(5)
Total assets		203
Total liabilities		231		20
Net assets		(28)		(20)
Others (consolidated FS)		2		5
Profit (loss) for the period of Associates		(260)
Unrecognized equity interest		(3)
Accumulated unrecognized equity interest		₩ 2		₩ 5
Green Biomass Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[12]	Power generation	[13]	Power generation
Location	[12]	KOREA	[13]	KOREA
Percentage of ownership	[12]	8.80%	[13]	14.00%
Acquisition cost	[12]	₩ 714	[13]	₩ 714
Book value [Abstract]
Beginning balance	[12]	47
Share of income (loss)		(112)		(138)
Others (book value)		273		185
Ending balance	[12]	208	[13]	47
Share in net assets		208		47
Total assets		6,379		9,336
Total liabilities		4,018		9,001
Net assets		2,361		335
Sales of Associates		2,337		2,892
Profit (loss) for the period of Associates		₩ (956)		₩ (972)
PT. Mutiara Jawa [Member]
Disclosure of associates [Line Items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		INDONESIA		INDONESIA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value [Abstract]
Share in net assets		(746)		(1,904)
Total assets		27,098		28,104
Total liabilities		29,670		34,671
Net assets		(2,572)		(6,567)
Investment differential				70
Others (consolidated FS)		746		1,834
Sales of Associates		13,574		7,175
Profit (loss) for the period of Associates		3,455		(1,361)
Unrecognized equity interest		(1,159)		554
Accumulated unrecognized equity interest		₩ 746		₩ 1,905
Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[14]	Recycling fly ashes		Recycling fly ashes	[5]
Location	[14]	KOREA		KOREA	[5]
Percentage of ownership	[14]	2.35%		2.35%	[5]
Acquisition cost	[14]	₩ 686		₩ 686	[5]
Book value [Abstract]
Share in net assets		551		561
Total assets		23,729		24,143
Total liabilities		270		254
Net assets		23,459		23,889
Others (consolidated FS)		(551)		(561)
Sales of Associates		15
Profit (loss) for the period of Associates		₩ (541)		₩ (1,945)
Shareholders’ agreements that may cause future economic resource or cash outflows		The Company has the rights to purchase the stocks should preferred stockholders elect to sell their stocks on the expected sell date (3 years from preferred stock payment date) and is required to guarantee the promised yield when preferred stockholders sell their stocks.
Noeul Green Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value [Abstract]
Beginning balance		1,217		295
Acquisition				1,340
Share of income (loss)		850		(418)
Ending balance		2,067		1,217
Share in net assets		2,067		1,217
Total assets		127,980		115,062
Total liabilities		120,852		110,866
Net assets		7,128		4,196
Sales of Associates		43,099		203
Profit (loss) for the period of Associates		₩ 2,932		₩ (1,155)
Naepo Green Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		41.67%		25.00%
Acquisition cost		₩ 29,200		₩ 29,200
Book value [Abstract]
Beginning balance		25,438		26,746
Share of income (loss)		(1,400)		(1,308)
Others (book value)		(3,440)
Ending balance		20,598		25,438
Share in net assets		20,598		25,438
Total assets		121,375		104,029
Total liabilities		71,945		2,276
Net assets		49,430		101,753
Sales of Associates		5,696		4,912
Profit (loss) for the period of Associates		₩ (5,603)		₩ (5,230)
Goseong Green Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	KOREA		KOREA
Percentage of ownership	[2]	1.12%		1.12%
Acquisition cost	[2]	₩ 2,900		₩ 2,900
Book value [Abstract]
Beginning balance		2,663	[2]	2,670
Share of income (loss)		(66)		71
Others (book value)				(78)
Ending balance	[2]	2,597		2,663
Share in net assets		2,676		2,742
Total assets		1,081,238		356,546
Total liabilities		841,330		110,753
Net assets		239,908		245,793
Intercompany transaction		(79)		(79)
Profit (loss) for the period of Associates		₩ (5,811)		₩ (5,489)
Gangneung Eco Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	KOREA		KOREA
Percentage of ownership	[2]	1.61%		1.61%
Acquisition cost	[2]	₩ 2,900		₩ 2,900
Book value [Abstract]
Beginning balance		2,646	[2]	2,688
Share of income (loss)		(63)		56
Others (book value)				(98)
Ending balance	[2]	2,583		2,646
Share in net assets		2,681		2,744
Total assets		186,765		176,805
Total liabilities		20,344		6,503
Net assets		166,421		170,302
Intercompany transaction		(98)		(98)
Profit (loss) for the period of Associates		₩ (3,407)		₩ (3,494)
Shin Pyeongtaek Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 43,920		₩ 40
Book value [Abstract]
Acquisition		43,880
Share of income (loss)		(10,998)
Other comprehensive income (loss)		(3,617)
Others (book value)		5,638
Ending balance		34,903
Share in net assets		34,083		(2,538)
Total assets		175,870		54,174
Total liabilities		90,662		60,518
Net assets		85,208		(6,344)
Investment differential		7,808
Intercompany transaction		(6,988)		(3,380)
Others (consolidated FS)				5,918
Profit (loss) for the period of Associates		(4,585)		(3,291)
Unrecognized equity interest		₩ (2,537)		1,211
Accumulated unrecognized equity interest				₩ 2,537
Heang Bok Do Si Photovoltaic Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value [Abstract]
Beginning balance		181		189
Share of income (loss)		6		(10)
Others (book value)				2
Ending balance		187		181
Share in net assets		185		179
Total assets		2,782		2,937
Total liabilities		2,120		2,297
Net assets		662		640
Others (consolidated FS)		2		2
Sales of Associates		451		427
Profit (loss) for the period of Associates		₩ 22		₩ (47)
DS POWER Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation	[2]
Location		KOREA		KOREA	[2]
Percentage of ownership	[2]			14.44%
Acquisition cost	[2]			₩ 17,900
Book value [Abstract]
Beginning balance		₩ 7,190	[2]	10,960
Share of income (loss)		(1,321)		(3,738)
Others (book value)		₩ (5,869)		(32)
Ending balance	[2]			7,190
Share in net assets				15,582
Total assets				726,699
Total liabilities				618,793
Net assets				107,906
Intercompany transaction				(7,302)
Others (consolidated FS)				(1,090)
Sales of Associates				276,324
Profit (loss) for the period of Associates				₩ (10,031)
Dongducheon Dream Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		33.61%		33.61%
Acquisition cost		₩ 111,134		₩ 61,535
Book value [Abstract]
Beginning balance		46,876		55,667
Share of income (loss)		(10,980)		(8,757)
Others (book value)		17,337		(34)
Ending balance		53,233		46,876
Share in net assets		70,356		81,730
Total assets		1,575,175		1,670,945
Total liabilities		1,365,845		1,427,773
Net assets		209,330		243,172
Intercompany transaction		(4,409)		(4,768)
Others (consolidated FS)		(12,714)		(30,086)
Sales of Associates		813,440		946,379
Profit (loss) for the period of Associates		₩ (33,740)		₩ (27,936)
KS Solar Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation	[5]
Location		KOREA		KOREA	[5]
Percentage of ownership	[5]			19.00%
Acquisition cost	[5]			₩ 637
Book value [Abstract]
Beginning balance		₩ 604	[5]	618
Disposal		(613)
Share of income (loss)				(14)
Other comprehensive income (loss)		₩ 9
Ending balance	[5]			604
Share in net assets				604
Total assets				27,213
Total liabilities				24,035
Net assets				3,178
Sales of Associates				4,152
Profit (loss) for the period of Associates				₩ (79)
Yeongwol Energy Station Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[2]			Power generation
Location	[2]			KOREA
Percentage of ownership	[2]			10.00%
Acquisition cost	[2]			₩ 1,400
Book value [Abstract]
Beginning balance				1,290
Share of income (loss)				85
Other comprehensive income (loss)				25
Others (book value)				₩ (1,400)
Jinbhuvish Power Generation Pvt. Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	INDIA		INDIA
Percentage of ownership	[2]	5.16%		5.16%
Acquisition cost	[2]	₩ 9,000		₩ 9,000
Book value [Abstract]
Beginning balance				8,350
Share of income (loss)				(49)
Other comprehensive income (loss)				(198)
Others (book value)				(8,103)
Share in net assets		2,704		2,877
Total assets		66,047		70,273
Total liabilities		13,640		14,513
Net assets		52,407		55,760
Others (consolidated FS)		₩ (2,704)		(2,877)
Profit (loss) for the period of Associates				₩ (950)
SE Green Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation support		Power generation support
Location		KOREA		KOREA
Percentage of ownership		47.76%		47.76%
Acquisition cost		₩ 3,821		₩ 3,821
Book value [Abstract]
Beginning balance		3,525		3,575
Share of income (loss)		(49)		(50)
Ending balance		3,476		3,525
Share in net assets		3,476		3,525
Total assets		7,278		7,381
Net assets		7,278		7,381
Profit (loss) for the period of Associates		₩ (103)		₩ (103)
Daegu Photovoltaic Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value [Abstract]
Beginning balance		1,700		1,886
Dividends received		(349)		(411)
Share of income (loss)		367		225
Ending balance		1,718		1,700
Share in net assets		1,718		1,700
Total assets		17,262		18,909
Total liabilities		11,339		13,047
Net assets		5,923		5,862
Sales of Associates		3,714		3,317
Profit (loss) for the period of Associates		₩ 1,263		₩ 739
Jeongam Wind Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 5,580		₩ 5,580
Book value [Abstract]
Beginning balance		4,000		702
Acquisition				3,900
Share of income (loss)		(237)		(602)
Ending balance		3,763		4,000
Share in net assets		3,763		4,000
Total assets		67,427		13,199
Total liabilities		58,019		3,199
Net assets		9,408		10,000
Profit (loss) for the period of Associates		₩ (580)		₩ (1,496)
Shareholders’ agreements that may cause future economic resource or cash outflows		In case non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.
Korea Power Engineering Service Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Construction and service		Construction and service
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		2,810		1,805
Dividends received		(191)
Share of income (loss)		1,030		1,005
Others (book value)		10
Ending balance		3,659		2,810
Share in net assets		3,659		2,810
Total assets		15,738		13,401
Total liabilities		3,121		3,713
Net assets		12,617		9,688
Sales of Associates		22,283		27,394
Profit (loss) for the period of Associates		₩ 3,783		₩ 3,463
Busan Green Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 14,564
Book value [Abstract]
Beginning balance		13,803		14,512
Disposal		(9,320)
Share of income (loss)		2,884		(709)
Others (book value)		(4)
Ending balance		7,363		13,803
Share in net assets		7,363		13,803
Total assets		193,253		147,843
Total liabilities		167,864		100,247
Net assets		25,389		47,596
Sales of Associates		34,280
Profit (loss) for the period of Associates		₩ 9,946		₩ (2,444)
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.) [Member]
Disclosure of associates [Line Items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	KOREA		KOREA
Percentage of ownership	[2]	18.87%		18.87%
Acquisition cost	[2]	₩ 1,000		₩ 1,000
Book value [Abstract]
Beginning balance				904
Share of income (loss)				(904)
Share in net assets		(1,286)		(132)
Total assets		9,648		11,340
Total liabilities		16,462		12,037
Net assets		(6,814)		(697)
Others (consolidated FS)		1,286		132
Profit (loss) for the period of Associates		(6,109)		(5,489)
Unrecognized equity interest		1,154		132
Accumulated unrecognized equity interest		₩ 1,286		₩ 132
Korea Electric Vehicle Charging Service [Member]
Disclosure of associates [Line Items]
Key operation activities		Electric vehicle charge service		Electric vehicle charge service
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 2,604		₩ 1,596
Book value [Abstract]
Beginning balance		1,103		1,446
Acquisition		1,008
Share of income (loss)		(362)		(343)
Ending balance		1,749		1,103
Share in net assets		1,749		1,103
Total assets		14,650		10,545
Total liabilities		8,404		6,604
Net assets		6,246		3,941
Sales of Associates		8,399		5,177
Profit (loss) for the period of Associates		₩ (1,295)		₩ (1,225)
Ulleungdo Natural Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership		29.85%		29.85%
Acquisition cost		₩ 8,000		₩ 8,000
Book value [Abstract]
Beginning balance		6,894		7,417
Share of income (loss)		(524)		(516)
Others (book value)				(7)
Ending balance		6,370		6,894
Share in net assets		6,370		6,895
Total assets		25,842		24,836
Total liabilities		4,501		1,738
Net assets		21,341		23,098
Others (consolidated FS)				(1)
Profit (loss) for the period of Associates		₩ (1,758)		₩ (1,730)
Korea Nuclear Partners Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Electric material agency		Electric material agency
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		248		289
Share of income (loss)		135		(41)
Ending balance		383		248
Share in net assets		383		248
Total assets		2,033		1,363
Total liabilities		711		507
Net assets		1,322		856
Sales of Associates		1,345		372
Profit (loss) for the period of Associates		₩ 465		₩ (140)
Tamra Offshore Wind Power Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 8,910		₩ 8,910
Book value [Abstract]
Beginning balance		7,015
Acquisition				8,910
Share of income (loss)		1,545		(1,895)
Ending balance		8,560		7,015
Share in net assets		8,560		7,015
Total assets		163,740		127,880
Total liabilities		132,036		101,900
Net assets		31,704		25,980
Sales of Associates		4,392		983
Profit (loss) for the period of Associates		₩ (191)		₩ (6,307)
Korea Electric Power Corporation Fund [Member]
Disclosure of associates [Line Items]
Key operation activities	[15]	Developing electric enterprises		Developing electric enterprises
Location	[15]	KOREA		KOREA
Percentage of ownership	[15]	98.09%		98.09%
Acquisition cost	[15]	₩ 51,500		₩ 51,500
Book value [Abstract]
Beginning balance	[15]	50,856
Acquisition				51,500
Share of income (loss)		(2,171)		(644)
Other comprehensive income (loss)		(711)
Ending balance	[15]	47,974		50,856
Share in net assets		47,971		50,852
Total assets		49,170		51,970
Total liabilities		265		128
Net assets		48,905		51,842
Others (consolidated FS)		3		4
Sales of Associates		666		3
Profit (loss) for the period of Associates		₩ (2,213)		₩ (647)
Energy Infra Asset Management Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities	[5]	Asset management		Asset management
Location	[5]	KOREA		KOREA
Percentage of ownership	[5]	9.90%		9.90%
Acquisition cost	[5]	₩ 297		₩ 297
Book value [Abstract]
Beginning balance	[5]	259
Acquisition				297
Share of income (loss)		217		(38)
Ending balance	[5]	476		259
Share in net assets		476		259
Total assets		5,240		2,779
Total liabilities		431		160
Net assets		4,809		2,619
Sales of Associates		5,807		32
Profit (loss) for the period of Associates		₩ 2,203		₩ (381)
Daegu clean Energy Co., Ltd. [Member]
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value [Abstract]
Beginning balance		140
Acquisition				140
Share of income (loss)		(129)
Ending balance		11		140
Share in net assets		11		140
Total assets		252		500
Total liabilities		212
Net assets		40		₩ 500
Profit (loss) for the period of Associates		₩ (460)
YaksuESS Co., Ltd [Member]
Disclosure of associates [Line Items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value [Abstract]
Beginning balance		196
Acquisition				210
Share of income (loss)		(2)		(14)
Ending balance		194		196
Share in net assets		193		195
Total assets		7,105		6,474
Total liabilities		6,437		5,801
Net assets		668		673
Others (consolidated FS)		1		1
Sales of Associates		381
Profit (loss) for the period of Associates		₩ (6)		₩ (48)
Nepal Water & Energy Development Company Private Limited [Member]
Disclosure of associates [Line Items]
Key operation activities	[16]	Construction and operation of utility plant		Construction and operation of utility plant
Location	[16]	NEPAL		NEPAL
Percentage of ownership	[16]	62.13%		52.77%
Acquisition cost	[16]	₩ 33,577		₩ 18,568
Book value [Abstract]
Beginning balance	[16]	18,667
Acquisition		15,009
Share of income (loss)		(677)
Other comprehensive income (loss)		(2,501)
Others (book value)				18,667
Ending balance	[16]	30,498		18,667
Share in net assets		28,860		17,578
Total assets		58,121		43,788
Total liabilities		11,670		10,477
Net assets		46,451		33,311
Investment differential		972		972
Others (consolidated FS)		666		117
Profit (loss) for the period of Associates		₩ (968)		₩ (703)
Gwangyang Green Energy Co., Ltd [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		20.00%
Acquisition cost		₩ 2,000
Book value [Abstract]
Acquisition		2,000
Share of income (loss)		(228)
Ending balance		1,772
Share in net assets		1,754
Total assets		20,165
Total liabilities		11,393
Net assets		8,772
Investment differential		18
Profit (loss) for the period of Associates		₩ (1,139)
PND solar., Ltd [Member]
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Acquisition cost		₩ 1,250
Book value [Abstract]
Acquisition		1,250
Ending balance		1,250
Share in net assets		1,096
Total assets		10,508
Total liabilities		6,729
Net assets		3,779
Investment differential		154
Profit (loss) for the period of Associates		₩ (406)

[1]	The effective percentage of ownership is 21.57% considering treasury stocks.
[2]	The Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[3]	The Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.
[4]	The Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.
[5]	The Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[6]	As of December 31, 2017, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power II Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power II Co., Ltd. and NH Bank with a certain rate of return, NH Power II Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.
[7]	As of December 31, 2016, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power II Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power II Co., Ltd. and NH Bank with a certain rate of return, NH Power II Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.
[8]	The Company’s percentage of ownership has decreased due to the acquisition of Daeryun Power Co., Ltd. and the effective percentage of ownership is 19.45% considering stock purchase options.
[9]	The Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.
[10]	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.
[11]	Although the percentage of ownership temporarily decreased to 8.33% from the difference in timing of capital payment by shareholders, the Company can exercise significant influence by virtue of its right to appoint a director to the board of directors of the entity based on the shareholders’ agreement. The percentage of ownership is 25.00% at the time of completion of capital payment.
[12]	The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.
[13]	The percentage of ownership decreased since the Company did not participate in the capital increase of Green Biomass Co., Ltd. during the period.
[14]	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.
[15]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.
[16]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.